Debt (First Aviation Services, Inc. [Member])	12 Months Ended
Dec. 31, 2011
First Aviation Services, Inc. [Member]
Debt
4. Debt

Debt consists of the following:

	2011	2010

Revolving line of credit	$16,985	$22,257
Term loan	5,800	6,400
	22,785	$28,657

Revolving Line of Credit and Term Loan

The Company has a credit facility with Wells Fargo Capital Finance composed of a $28,000 Revolving Line of Credit (RLOC) and a $6,600 Term Loan with an original maturity of September 30, 2013 for the RLOC and December 31, 2011 for the Term Loan. The Term Loan principal was to be amortized at $100 per month beginning on November 1, 2010 through December 31, 2011 (see modification below). The RLOC is subject to borrowing base provisions and is collateralized by substantially all of the assets of the Company. The Term Loan is secured by a Letter of Credit issued by Piedmont Aviation Component Services, LLC. The RLOC bears interest at the 3-month LIBOR rate plus 400 basis points and the Term Loan bears interest at the 3-month LIBOR rate plus 300 basis points.

The RLOC is classified as current debt based upon the subjective acceleration clause and required lockbox cash management agreement.

On June 30, 2011, the credit facility with Wells Fargo Capital Finance was amended to suspend the monthly amortization of the Term Loan until July 2, 2012, at which time the Term Loan will amortize at $200 per month through June 30, 2013. Additionally, the expiration date of the Letter of Credit issued by Piedmont Aviation Component Services, LLC, was extended to June 30, 2013. The credit facility contains certain fmancial and other covenants which the Company was in compliance with at December 31, 2011.